Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 26, 2020
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 26, 2020
Document Effective Date	Jul. 01, 2020
Prospectus Date	Jul. 01, 2020
The Cannabis ETF | The Cannabis ETF
Prospectus:
Trading Symbol	THCX